Mineral Properties (Details) - USD ($)	1 Months Ended					12 Months Ended
	Jun. 30, 2022	May 24, 2022	Jan. 31, 2022	May 31, 2021	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Oct. 31, 2022	Jun. 20, 2022	May 31, 2022	Mar. 31, 2022	Jan. 31, 2021	Dec. 31, 2018
Mineral Properties (Details) [Line Items]
Cash bonds						$ 88,500	$ 88,500					$ 85,500
Consideration received		$ 250,000
Contingent payments						3,165,000
Gain on disposal of the mineral interests						$ 35,000	524,075
Interest rate						100.00%
Gross profit royalty						3.00%
Consideration received (in Shares)		11,308,250
Fair value		$ 3,085,965
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners	$ 28,485	1,741,064				$ 728,882	1,741,064
		$ 1,594,901				1,594,901
Disposal of the mineral interests			$ 48,480			48,480	$ 105,600
Additional payment			$ 24,240
Net book value of asset											$ 195,514
Granted percentage									2.00%
Consideration percentage									5.00%
Shares (in Shares)								80,000		11,308,250
Fair value of uravan minerals	9,153												$ 264,096
Losses on disposals of investments	$ 19,332
Prime Fuels Corp [Member]
Mineral Properties (Details) [Line Items]
Granted percentage									2.00%
Consideration percentage									5.00%
Contingent consideration [member]
Mineral Properties (Details) [Line Items]
Consideration received						$ 1,895,000
Tri State Generation and Transmission Association [Member
Mineral Properties (Details) [Line Items]
Consideration received					$ 89,600
Gain on disposal of the mineral interests					$ 89,600
Wildcat Solar Power Plant, LLC [Member]
Mineral Properties (Details) [Line Items]
Consideration received				$ 16,000
Gain on disposal of the mineral interests				$ 16,000
McKinley [Member]
Mineral Properties (Details) [Line Items]
Interest rate						100.00%
Crownpoint [Member]
Mineral Properties (Details) [Line Items]
Company holds a interest						60.00%
Bottom of range [member] | Crownpoint [Member]
Mineral Properties (Details) [Line Items]
Interest rate						60.00%
Top of range [member] | Hosta butte [Member]
Mineral Properties (Details) [Line Items]
Interest rate						100.00%